Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2022 CAD ($)	Nov. 30, 2021 CAD ($)
Operating activities
Net income (loss) for the year	$ (13,200)	$ 100,184
Adjustments for items not involving cash:
Depreciation	210	186
Accretion	19	4
Financing costs	1,748	146
Share of loss on investment in joint venture	59	1
Share-based compensation	2,392	3,013
Gains on remeasurement of investment in GRC	0	(123,653)
Gain on modification of margin loan	(834)	0
Share of loss in associate	0	2,931
Gain on government loan forgiveness	(10)	0
Deferred income tax expense (recovery)	(1,220)	9,011
Gain on settlement of litigation	0	(760)
Recovery on grant of mineral property option	(1,379)	0
Net unrealized foreign exchange loss	474	380
Net changes in non-cash working capital items:
Other receivables	(334)	(6)
Prepaid expenses and deposits	54	(553)
Accounts payable and accrued liabilities	729	1,210
Withholdings taxes payable	156	0
Due to related parties	150	(9)
Cash used in operating activities	(10,986)	(7,915)
Investing activities
Investment in exploration and evaluation assets	(110)	(49)
Investment in royalty	0	(231)
Purchase of long-term investments	(6,200)	0
Investment in joint venture	(78)	0
Purchase of equipment	(35)	(7)
Deconsolidation of cash held in GRC	0	(2,481)
Reclamation deposit	0	30
Restricted cash refund	0	350
Cash used in investing activities	(6,423)	(2,388)
Financing activities
Proceeds from At-the-Market offering, net of agents' fees and issuance costs	17,992	0
Proceeds from common shares issued upon exercise of options	1,087	1,131
Payment of lease liabilities	(109)	(114)
Draw-down	0	11,966
Transaction costs on modification of margin loan	(203)	0
Payment of short-term credit facility	0	(350)
Proceeds from GRC private placement	0	137
Cash generated from financing activities	13,910	12,765
Effect of exchange rate changes on cash	166	3
Net increase (decrease) in cash and cash equivalents	(3,333)	2,465
Beginning of year	11,658	9,193
End of year	8,325	11,658
Government loan [member]
Financing activities
Principal repayment	(30)	0
Margin loan facility [member]
Adjustments for items not involving cash:
Gain on modification of margin loan	(834)
Financing activities
Principal repayment	(3,696)	0
Draw-down		12,388
Interest paid	(1,131)	0
Credit facility [member]
Financing activities
Interest paid	$ 0	$ (5)